SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2017
Accounting Policies [Abstract]
Schedule of assets measured at fair value on a recurring basis
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
	July 31, 2017	(Level 1)	(Level 2)	(Level3)
Assets:
Cash	$197,190	$197,190	$-	$-
Derivative asset	-	-	-	-
Total	$197,190	$197,190	$-	$-